Demand Notes and Accrued Interest Payable - Schedule of Notes Payable (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total debt and interest payable	$ 20,236		$ 126,498
Note Payable Bearing Interest at 8% [Member]
Notes payable		25,000	25,000
Accrued interest		29,797	27,797
Total debt and interest payable		54,797	52,797
Note Payable Bearing Interest at 5% [Member]
Notes payable		23,077	22,059
Accrued interest		14,712	12,960
Total debt and interest payable		37,789	35,019
Note Payable Bearing Interest at 12% [Member]
Notes payable		25,000	25,000
Accrued interest		16,690	13,682
Total debt and interest payable		$ 41,690	$ 38,682